Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated September 13, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:

Invesco Oppenheimer Emerging Markets Innovators Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective on September 13, 2019, Heidi Heikenfeld will no longer serve as a Portfolio Manager to the Fund. Therefore, all references to Ms. Heikenfeld in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed as of that date.

EMI-SUP 091319